Commitments - Schedule of Lease Commitments, Group as Lessor (Details) - Lessor $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Operating leases	$ 220
Total commitments	220
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Operating leases	155
Total commitments	155
Later Than One Year But No Later Than Three Years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Operating leases	65
Total commitments	$ 65